Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenue:
Net sales - product									$ 2,211,878		$ 2,138,127		$ 1,786,076
Rental revenue									11,431		11,431		11,316
Total revenue	516,180	554,044	590,406	562,679	505,556	557,396	578,523	508,083	2,223,309	[1]	2,149,558	[1]	1,797,392	[1]
Costs:
Cost of goods sold - product									1,581,393		1,586,145		1,277,505
Cost of rental									4,386		4,386		4,428
Total costs									1,585,779		1,590,531		1,281,933
Gross profit	140,536	162,059	165,399	169,536	125,071	145,196	147,796	140,964	637,530		559,027		515,459
Selling, general, and administrative expenses									154,209		151,602		136,967
Research, development, and testing expenses									117,845		105,496		91,188
Gain on legal settlement, net									0		38,656		0
Operating (loss) profit									365,476		340,585		287,304
Interest and financing expenses, net									10,815		18,820		17,261
Loss on early extinguishment of debt									9,932	[2]	0	[2]	0	[2]
Other expense, net									3,338		18,048		10,047
Income before income tax expense									341,391		303,717		259,996
Income tax expense									101,798		96,810		82,871
Net income	$ 53,063	$ 64,715	$ 55,268	$ 66,547	$ 33,698	$ 71,361	$ 52,259	$ 49,589	$ 239,593		$ 206,907		$ 177,125
Basic earnings per share (in dollars per share)	$ 3.94	$ 4.83	$ 4.12	$ 4.96	$ 2.51	$ 5.22	$ 3.77	$ 3.57	$ 17.85		$ 15.10		$ 12.12
Diluted earnings per share (in dollars per share)	$ 3.94	$ 4.83	$ 4.12	$ 4.96	$ 2.51	$ 5.22	$ 3.77	$ 3.57	$ 17.85		$ 15.09		$ 12.09

[1]	Net sales to one customer of our petroleum additives segment exceeded 10% of consolidated revenue in 2012, 2011, and 2010. Sales to Shell amounted to $252 million (11% of consolidated revenue) in 2012, $246 million (11% of consolidated revenue) in 2011, and $217 million (12% of consolidated revenue) in 2010. These sales represent a wide range of products sold to this customer in multiple regions of the world.
[2]	In March 2012, we entered into a $650 million five-year unsecured revolving credit facility which replaced our previous $300 million unsecured revolving credit facility. In April 2012, we used a portion of this new credit facility to fund the early redemption of all of our outstanding 7.125% senior notes due 2016, representing an aggregate principal amount of $150 million. In May 2012, we used a portion of the new credit facility to repay the outstanding principal amount on the Foundry Park I, LLC mortgage loan agreement (mortgage loan). As a result, we recognized a loss on early extinguishment of debt of $9.9 million during the year ended December 31, 2012 from accelerated amortization of financing fees associated with the prior revolving credit facility, the 7.125% senior notes, and the mortgage loan, as well as costs associated with redeeming the 7.125% senior notes prior to maturity.